Document And Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	151,614,238
Document Type	40-F
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false